UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska             68137

(Address of principal executive offices)            (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC,  4020 South 147th Street  Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Changing Parameters VIT Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2009

Shares		Value

	MUTUAL FUNDS - 14.0%
	DEBT FUND - 14.0%
48,279	Access Flex High Yield Fund	$ 1,177,051
	TOTAL MUTUAL FUNDS (Cost - $1,130,357)	1,177,051

	SHORT-TERM INVESTMENTS - 67.6%
	MONEY MARKET FUNDS - 67.6%
1,143,345	Dreyfus Government Cash
	Management - Institutional Class, 0.04%+	1,143,345
1,143,345	Fidelity Institutional Government
	Portfolio - Class I, 0.10%+	1,143,345
1,143,345	Goldman Sachs Financial Square Funds
	Government Fund - Institutional Class, 0.09%+	1,143,345
1,143,345	JP Morgan US Government
	Money Market Fund - Capital Class, 0.15%+	1,143,345
1,135,676	Milestone Treasury Obligation
	Portfolio - Institutional Class, 0.01%+	1,135,676
	TOTAL MONEY MARKET FUNDS	5,709,056

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,709,056)	5,709,056

	TOTAL INVESTMENTS - 81.6% (Cost - $6,839,413)	6,886,107
	OTHER ASSETS LESS LIABILITIES - 18.4%	1,556,814
	NET ASSETS - 100.0%	$ 8,442,921

	+ Reflects yield at September 30, 2009

Number of Contracts	FUTURES CONTRACTS
28	NASDAQ 100 E-Mini
	maturing December 2009 (Underlying Face Amount at Value $960,120)	1,680
80	US Long Bond
	maturing December 2009 (Underlying Face Amount at Value $9,520,000)	190,000
	TOTAL FUTURES CONTRACTS	$ 191,680

At September 30, 2009, net unrealized appreciation / (depreciation) on investment securities for financial reporting purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 46,694
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		-
Net unrealized appreciation / (depreciation)		$ 46,694

Changing Parameters VIT Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2009

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,177,051	$ -	$ -	$ 1,177,051
Money Market Funds	$ -	$ 5,709,056	$ -	$ 5,709,056
Futures	$ 191,680	$ -	$ -	$ 191,680
Total	$ 1,368,731	$ 5,709,056	$ -	$ 7,077,787

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Changing Parameters Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/30/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/30/09